Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 4 — RELATED PARTY TRANSACTIONS

Founder Shares

On March 30, 2021, the Sponsor paid $25,000 to cover for certain offering costs on behalf of the Company in exchange for issuance of 5,750,000 shares of the Company’s Class B common stock, par value $0.0001 per share, (the “Founder Shares”). In November 2021, the Company effected a stock dividend of 1,437,500 shares of Class B common stock, resulting in there being an aggregate of 7,187,500 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock dividend. The initial stockholders agreed to forfeit up to an aggregate of 937,500 Founder Shares, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters exercised their over-allotment option in full on December 14, 2021; thus, these 937,500 Founder Shares were no longer subject to forfeiture.

In July 2021, the Sponsor transferred 30,000 Founder Shares to each of the four independent director nominees, a total of 120,000 Founder Shares. In November 2021, the Sponsor repurchased 30,000 shares of Class B common stock from a former independent director nominee at a price of $120. The transfer of the Founder Shares is in the scope of

FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of September 30, 2023 and December 31, 2022, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. As of September 30, 2023 and December 31, 2022, stock-based compensation of approximately $516,000 will be recognized at the date a Business Combination is considered probable (i.e., upon completion of a Business Combination).

In exchange for the Anchor Investors participating in the Initial Public Offering and the Private Placement, the Company agreed to sell 1,078,125 Founder Shares to the Anchor Investors, and the Anchor Investors agreed to purchase from the Company on the date of the initial Business Combination such Founder Shares. The Sponsor also agreed that in the event of such purchase by the Anchor Investors, the Sponsor will forfeit to the Company for no consideration a number of Founder Shares equal to the number of Founder Shares purchased by the Anchor Investors. Further, the Anchor Investors agreed that, if they do not own an aggregate of at least certain amount of Public Shares (such amount, the “Anchor Threshold”) at the time of any stockholder vote with respect to an initial Business Combination or the business day immediately prior to the completion of the initial Business Combination, the number of Founder Shares to be purchased by such Anchor Investors from the Company will be reduced pro rata by a fraction, the numerator of which will equal the Anchor Threshold less the number of Public Shares held by such Anchor Investors after giving effect to any redemptions of the Public Shares by such Anchor Investors and their affiliates, and the denominator of which will equal the Anchor Threshold; provided, however, in no event will such pro rata reduction in the number of Founder Shares to be purchased by the Anchor Investors reduce the number of Founder Shares to be purchased by more than 75%. The Company determined that the excess of the fair value of the Founder Shares to be acquired by the Anchor Investors upon the closing of the initial Business Combination (in which case the Sponsor also agreed to forfeit to the Company for no consideration a number of Founder Shares equal to the number of Founder Shares purchased by the Anchor Investors) should be recognized as an offering cost by the Company in accordance with SEC Staff Accounting Bulletin (“SAB”) Topic 5A, “Expenses of Offerings.” The Company estimated the aggregate fair value of the Sponsor’s agreement to sell Founder Shares to the Anchor Investors to be approximately $4.7 million using a Monte Carlo simulation. Accordingly, the additional offering cost is allocated to the separable financial instruments issued in the Initial Public Offering on a relative fair value basis, compared to total proceeds received. The allocated portion of the additional offering cost associated with the Class A common stock was charged to the carrying value of Class A common stock subject to possible redemption upon the completion of the Initial Public Offering.

The initial stockholders and the Anchor Investors agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination; and (B) subsequent to the initial Business Combination (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees would be subject to the same restrictions and other agreements of the initial stockholders and the Anchor Investors with respect to any Founder Shares.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 11,125,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant to the Sponsor and the Anchor Investors, generating proceeds of approximately $11.1 million.

Each Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

The purchasers of the Private Placement Warrants agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants (except to permitted transferees) until 30 days after the completion of the initial Business Combination.

Related Party Loans

On March 30, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (as amended and restated on July 1, 2021, the “Note”). This loan was non-interest bearing and payable upon the completion of the Initial Public Offering. As of December 14, 2021, the Company borrowed approximately $115,000 under the Note. The Company fully repaid the Note on December 17, 2021.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon completion of a Business Combination or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of September 30, 2023 and December 31, 2022, the Company had no borrowings under the Working Capital Loans.

Advance from Related Party

On September 8, 2023, October 10, 2023 and November 9, 2023, pursuant to the approval of the Extension Amendment Proposal, the Sponsor contributed $300,000 to the Trust Account to extend the termination date. As of September 30, 2023, the Sponsor had advanced $300,000 to the Company.

Administrative Services Agreement

Commencing on December 9, 2021 through the earlier of consummation of the initial Business Combination and the Company’s liquidation, the Company agreed to pay affiliates of the Sponsor a total of $20,000 per month for office space, administrative and support services. During the three and nine months ended September 30, 2023, the Company incurred $60,000 and $180,000 of such fees, respectively, which are recognized in general and administrative expenses — related party, in the accompanying condensed consolidated statements of operations. During the three and nine months ended September 30, 2022, the Company incurred $60,000 and $180,000 of such fees, respectively, which are recognized in general and administrative expenses — related party, in the accompanying condensed consolidated statements of operations. As of September 30, 2023 and December 31, 2022, the Company had $440,000 and $260,000, respectively, payable in connection with such agreement, included as accrued expenses in the accompanying condensed consolidated balance sheets.

Note 4 — Related Party Transactions

Founder Shares

On March 30, 2021, the Sponsor paid $25,000 to cover for certain offering costs on behalf of the Company in exchange for issuance of 5,750,000 shares of the Company’s Class B common stock, par value $0.0001 per share, (the “Founder Shares”). In November 2021, the Company effected a stock dividend of 1,437,500 shares of Class B common stock, resulting in there being an aggregate of 7,187,500 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock dividend. The initial stockholders agreed to forfeit up to an aggregate of 937,500 Founder Shares, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters exercised their over-allotment option in full on December 14, 2021; thus, these 937,500 Founder Shares were no longer subject to forfeiture.

In July 2021, the Sponsor transferred 30,000 Founder Shares to each of the four independent director nominees, a total of 120,000 Founder Shares. In November 2021, the Sponsor repurchased 30,000 shares of Class B common stock from a former independent director nominee at a price of $120. The transfer of the Founder Shares is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of December 31, 2022 and 2021, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. As of December 31, 2022 and 2021, stock-based compensation of approximately $516,000 will be recognized at the date a Business Combination is considered probable (i.e., upon completion of a Business Combination).

In exchange for the Anchor Investors participating in the Initial Public Offering and the Private Placement, the Company agreed sell 1,078,125 Founder Shares to the Anchor Investors, and the Anchor Investors agreed to purchase from the Company on the date of the initial Business Combination such Founder Shares. The Sponsor also agreed that in the event of such purchase by the Anchor Investors, the Sponsor will forfeit to the Company for no consideration a number of Founder Shares equal to the number of Founder Shares purchased by the Anchor Investors. Further, the Anchor Investors agreed that, if they do not own an aggregate of at least certain amount of Public Shares (such amount, the “Anchor Threshold”) at the time of any stockholder vote with respect to an initial Business Combination or the business day immediately prior to the completion of the initial Business Combination, the number of Founder Shares to be purchased by such Anchor Investors from the Company will be reduced pro rata by a fraction, the numerator of which will equal the Anchor Threshold less the number of Public Shares held by such Anchor Investors after giving effect to any redemptions of the Public Shares by such Anchor Investors and their affiliates, and the denominator of which will equal the Anchor Threshold; provided, however, in no event will such pro rata reduction in the number of Founder Shares to be purchased by the Anchor Investors reduce the number of Founder Shares to be purchased by more than 75%. The Company determined that the excess of the fair value of the Founder Shares to be acquired by the Anchor Investors upon the closing of the initial Business Combination (in which case the Sponsor also agreed to forfeit to the Company for no consideration a number of Founder Shares equal to the number of Founder Shares purchased by the Anchor Investors) should be recognized as an offering cost by the Company in accordance with SEC Staff Accounting Bulletin (“SAB”) Topic 5A, “Expenses of Offerings.” The Company estimated the aggregate fair value of the Sponsor’s agreement to sell Founder Shares to the Anchor Investors to be approximately $4.7 million using a Monte Carlo simulation. Accordingly, the additional offering cost is allocated to the separable financial instruments issued in the Initial Public Offering on a relative fair value basis, compared to total proceeds received. The allocated portion of the additional offering cost associated with the Class A common stock was charged to the carrying value of Class A common stock subject to possible redemption upon the completion of the Initial Public Offering.

The initial stockholders and the Anchor Investors agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination; and (B) subsequent to the initial Business Combination (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees would be subject to the same restrictions and other agreements of the initial stockholders and the Anchor Investors with respect to any Founder Shares.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 11,125,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant to the Sponsor and the Anchor Investors, generating proceeds of approximately $11.1 million.

Each Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

The purchasers of the Private Placement Warrants agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants (except to permitted transferees) until 30 days after the completion of the initial Business Combination.

Related Party Loans

On March 30, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (as amended and restated on July 1, 2021, the “Note”). This loan was non-interest bearing and payable upon the completion of the Initial Public Offering. As of December 14, 2021, the Company borrowed approximately $115,000 under the Note. The Company fully repaid the Note on December 17, 2021.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon completion of a Business Combination or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2022 and 2021, the Company had no borrowings under the Working Capital Loans.

Administrative Services Agreement

Commencing on December 9, 2021 through the earlier of consummation of the initial Business Combination and the Company’s liquidation, the Company agreed to pay affiliates of the Sponsor a total of $20,000 per month for office space, administrative and support services. During the year ended December 31, 2022 and the period from March 23, 2021 (inception) through December 31, 2021 the Company incurred $240,000 and $20,000 of such fees, respectively, which are recognized in general and administrative expenses — related party, in the accompanying statements of operations. As of December 31, 2022 and 2021, the Company had $260,000 and $20,000, respectively, payable in connection with such agreement, included as accrued expenses in the accompanying balance sheets.